Condensed Financial Information Of The Company	12 Months Ended
Dec. 31, 2011
Condensed Financial Information Of The Company [Abstract]
Condensed Financial Information Of The Company
21.	CONDENSED FINANCIAL INFORMATION OF THE COMPANY

As of December 31, 2010 and 2011, the restricted net assets held by the Group's consolidated PRC subsidiaries and VIE exceeded 25% of the Group's consolidated net assets.

The separate condensed financial statements of the Company as presented below have been prepared in accordance with Securities and Exchange Commission Regulation S-X Rule 5-04 and Rule 12-04 and present the Company's investments in its subsidiaries under the equity method of accounting as prescribed in ASC 323 The Equity Method of Accounting for Investments in Common Stock ("ASC 323"). Such investment is presented as "Investment in subsidiaries" on the separate condensed balance sheets of the Company and share of its subsidiaries' profits or losses as "Share of net profits of subsidiaries" on the separate condensed statements of operations and comprehensive loss of the Company.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with US GAAP have been condensed and omitted. The footnote disclosures contain supplemental information relating to the operations of the Company, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Company.

The Company did not have significant capital and other commitments, long-term obligations, or guarantees as of December 31, 2010 and 2011.

Regulations in the PRC permit payments of dividends by the Company's PRC subsidiaries only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. Subject to certain cumulative limits, a statutory reserve fund requires annual appropriations of at least 10% of after-tax profit, if any, of the relevant PRC subsidiary. The statutory reserve funds are not distributable as cash dividends. As a result of these PRC laws and regulations, the Company's PRC subsidiaries are restricted in their abilities to transfer a portion of their net assets to the Company. As of December 31, 2010 and 2011, the balance of the Company's PRC subsidiaries' statutory reserves was approximately $2,782 and $2,782, respectively.

Foreign exchange and other regulation in the PRC may further restrict the Company's PRC subsidiaries from transferring funds to the Company in the form of dividends, loans and advances. The Company has approximately $69,786 and $38,355 of cash and bank deposits in the PRC as of December 31, 2010 and 2011, respectively, of which approximately $62,434 and $31,048 are denominated in RMB as of December 31, 2010 and 2011 respectively. The Company's PRC subsidiaries had restricted cash of $4,958 and $3,520 as of December 31, 2010 and 2011, respectively, which was denominated in RMB.

In addition, the registered capital of the Company's PRC subsidiaries is also restricted.

The Company had restricted net assets of approximately $80,800 and $64,512 as of December 31, 2010 and 2011, respectively.

BALANCE SHEETS

(Amounts expressed in thousands of U.S. dollars, except number of shares and per share data)

	As of December 31
	2010	2011
Assets

Current assets:
Cash and cash equivalents	3,183	2,057
Marketable equity securities	1,436	—
Amounts due from subsidiaries	66,144	64,303
Prepayments and other current assets, net	245	375

Total current assets	71,008	66,735
Investment in subsidiaries	43,536	19,774

Total assets	114,544	86,509

Liabilities and Shareholders' Equity

Current liabilities:
Accrued expenses and other current liabilities	1,215	1,103

Shareholders' equity:
Ordinary shares, $0.0001 par value. 500,000,000 shares authorized, 147,135,996 and 139,953,296 shares issued and outstanding as of December 31, 2010 and December 31, 2011, respectively	15	15
Additional paid-in capital	156,415	158,879
Treasury stock	(3,836)	(6,490)
Accumulated other comprehensive loss	12,383	12,850
Accumulated deficit	(54,430)	(82,630)
Statutory reserve	2,782	2,782

Total shareholders' equity	113,329	85,406

Total liabilities and shareholders' equity	114,544	86,509

STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS

(Amounts expressed in thousands of U.S. dollars, except number of shares and per share data)

	Years ended December 31
	2009	2010	2011
Operating expenses:
General and administrative	(1,996)	(1,752)	(1,815)

Loss from operations	(1,996)	(1,752)	(1,815)

Other income:
Interest income	60	12	—
Gain on disposal of marketable equity securities	2,461	367	1,517
Others, net	300	228	159

Loss before share of net loss of subsidiaries	825	(1,145)	(139)

Share of net loss of subsidiaries, net of taxes	(19,592)	(17,499)	(28,061)

Net loss	(18,767)	(18,644)	(28,200)

Other comprehensive income / (loss):

Foreign currency translation adjustment	48	1,503	1,835
Unrealized gain /(loss) on marketable equity securities	484	913	(1,368)

Comprehensive loss	(18,235)	(16,228)	(27,733)

STATEMENTS OF CASH FLOWS

(Amounts expressed in thousands of U.S. dollars, except number of shares and per share data)

	Years ended as of December 31
	2009	2010	2011
Cash flows from operating activities:
Net loss	(18,767)	(18,644)	(28,200)
Adjustments to reconcile net loss to net cash used in operating activities:
Share of net loss of subsidiaries	19,592	17,499	28,061
Gain on sale of marketable equity securities	(2,461)	(367)	(1,517)
Changes in assets and liabilities:
Amounts due from subsidiaries	(9,390)	(11,795)	1,841
Prepayments and other current assets	(41)	—	(130)
Accrued expenses and other current liabilities	20	891	(112)

Net cash used in operating activities	(11,047)	(12,416)	(57)

Cash flows from investing activities:
Purchase of marketable equity securities	(627)	—	—
Proceeds from disposal of marketable equity securities	3,759	387	1,585

Net cash proved by investing activities	3,132	387	1,585

Cash flows from financing activities:
Repurchase of shares	(1,014)	(1,172)	(2,654)
Proceeds from exercise of share options	36	78	—

Net cash used in financing activities	(978)	(1,094)	(2,654)

Net decrease in cash and cash equivalents	(8,893)	(13,123)	(1,126)

Cash and cash equivalents at beginning of year	25,199	16,306	3,183

Cash and cash equivalents at end of year	16,306	3,183	2,057